Share Buyback Programme - Additional Information (Detail) - EUR (€)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Unilever N.V. [member]
Disclosure of share buyback programme [line items]
Number of shares repurchased	62,202,168	50,250,099
Unilever PLC [member]
Disclosure of share buyback programme [line items]
Cash consideration	€ 63,236,433	€ 51,692,284
Transfer from reserve to retained earnings	€ 6,020,000,000	€ 5,014,000,000